Income Taxes - Unrecognized tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefit
Balance at beginning of the period	$ 2,050	$ 1,528
Additions based on tax positions related to the current year	365	570
Additions for tax positions of prior years	99	3
Other	3	(51)
Balance at end of the period	2,517	2,050
Unrecognized tax benefits that would impact effective tax rate	2,500
Interest and penalties	367	145
Interest and penalties related to unrecognized tax benefits	939	572
tax benefit related to foreign currency translation adjustments	127	75
Non current income taxes payable
Unrecognized tax benefit
Balance at beginning of the period	1,300
Balance at end of the period	1,500	1,300
Noncurrent deferred tax assets
Unrecognized tax benefit
Balance at beginning of the period	759
Balance at end of the period	$ 1,000	$ 759